Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of related party transaction

Related parties / Nature of operation	Assets		Liabilities		Revenue			Cost / Expense
	12.31.2025	12.31.2024	12.31.2025	12.31.2024	12.31.2025	12.31.2024	12.31.2023	12.31.2025	12.31.2024	12.31.2023
Entities with significant influence
State of Paraná
Dividends	—	—	215,742	193,265	—	—	—	—	—	—
Solidarity Energy Program (a)	—	22,928	—	—	—	—	—	—	—	—
Employees transferred (b)	309	342	—	—	—	—	—	—	—	—
BNDES and BNDESPAR
Dividends (c)			298,087	281,508	—	—	—	—	—	—
Financing (Note 19)	—	—	1,114,432	1,796,646	—	—	—	(187,541)	(164,478)	(180,030)
Debentures – wind power (Note 20)	—	—	65,631	183,225	—	—	—	(13,079)	(23,509)	(25,036)
Joint ventures
Caiuá Transmissora de Energia (d)	864	402	—	—	5,098	4,726	3,860	—	—	—
Dividends	19,673	2,836	—	—	—	—	—	—	—	—
Integração Maranhense Transmissora - dividends	4,002	3,149	—	—	—	—	—	—	—	—
Matrinchã Transmissora de Energia - dividends	16,787	14,045	—	—	—	—	—	—	—	—
Guaraciaba Transmissora de Energia - dividends	28,107	34,017	—	—	—	—	—	—	—	—
Paranaíba Transmissora de Energia - dividends	6,938	6,635	—	—	—	—	—	—	—	—
Cantareira Transmissora de Energia - dividends	62,901	9,600	—	—	—	—	—	—	—	—
Associates
Dona Francisca Energética S.A. (e)	—	—	—	1,312	—	—	—	(14,244)	(14,527)	(15,345)
Dividends	2,127	54	—	—	—	—	—	—	—	—
Foz do Chopim Energética Ltda. (f)	—	—	—	—	—	1,456	3,570	—	—	—
Key management staff
Fees and social security charges (Note 29.2)	—	—	—	—	—	—	—	(67,852)	(40,800)	(22,709)
Pension and healthcare plans (Note 21.2)	—	—	—	—	—	—	—	(1,974)	(1,809)	(1,641)
Other related parties
Fundação Copel
Administrative property rental	—	—	135,085	130,483	—	—	—	(12,932)	(12,211)	(10,091)
Pension and healthcare plans (Note 21.2)	—	—	1,478,157	1,158,709	—	—	—	—	—	—
Lactec (g)	4	7	306	468	575	525	462	(2,670)	(1,697)	(5,706)
Sanepar (h)	18	445	—	—	39,288	12,164	68	—	—	—
Sistema Meteorológico do Paraná – Simepar (i)	—	—	247	649	—	—	—	(7,377)	(7,879)	(8,748)
Tecpar (j)	—	—	—	—	2,595	2,281	2,030	—	—	—
Celepar (j)	—	—	—	—	1,164	1,148	1,113	(3)	(6)	(26)
Assembleia Legislativa do Paraná (j)	—	—	—	—	330	326	319	—	—	—
Portos do Paraná (j)	—	—	—	—	4,443	4,114	5,070	—	—	—
a)Energia Solidária Program, created by state law No. 20.943/2021, replacing the Luz Fraterna Program, establishes the payment of electricity consumption to benefit low-income families, residing in the State of Paraná, whose properties - consumer units - are used exclusively for residential purposes, whether in urban or rural areas, and fulfill the requirements established in articles 2 and 3 of this law. The Company is disputing in court the application of interest, fines, and monetary adjustments on electricity bills already paid by the State of Paraná. Management is making every effort necessary to preserve the Company's interests
b)Reimbursement of wages and social charges for employees transferred to the State of Paraná Government. Balances presented are net of expected credit loss.
c)BNDES is the controller of BNDES Participações S.A. - BNDESPAR, which holds shares in Copel (Note 27.1). BNDES and BNDESPAR acquired all the debentures issued by the subsidiaries Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus IV and Ventos de Santo Uriel.
d)Contract for operation and maintenance services provided by Copel GeT, expiring on May 10, 2026.
e)Energy purchase and sale agreement entered into by Copel GeT, expired on March 31, 2025, and new agreement entered into by Copel COM in 2025, expiring on August 31, 2033.
f)Operation and maintenance contracts signed by Copel GeT, expired on May 31, 2024.
g)The Institute of Technology for Development (Lactec) is a Public Interest Civil Society Organization (Oscip) of which Copel is an associate. Lactec has service and research and development contracts with Copel GeT, FDA and Copel DIS, subject to prior or subsequent control, with the approval of Aneel. Copel COM provides services and sells energy to the Institute.
h)Basic sanitation provided by Sanepar and energy sales contract signed by Copel COM.
i)The Sistema Meteorológico do Paraná - Simepar is a supplementary unit of the Independent Social Service Paraná Technology, linked to the State Department of Science, Technology and Higher Education. Simepar has contracts with Copel for services of weather forecast, meteorological reports, ampacity analysis, mapping and analyses of winds and atmospheric discharges.
j)Energy sales contract signed between Copel COM and the Instituto de Tecnologia do Paraná - Tecpar (a public company of the State Government that supports innovation and economic and social development in Paraná and Brazil), Information Technology Company of Paraná - Celepar (mixed capital company that is part of the indirect administration of the Paraná State Government), Portos do Paraná (port complex that operates as a public company of the State Government, subordinated to the Infrastructure and Logistics Secretary of State) and Assembleia Legislativa do Paraná (legislative assembly of the State).

Schedule of sureties and guarantees granted

Company	Operation	Balance (a)	Interest %
Caiuá Transmissora	Financing BNDES	16,455	49.00
Cantareira Transmissora	Debentures	71,767	49.00
	Financing	299,058
Guaraciaba Transmissora	Financing BNDES	210,093	49.00
	Debentures	91,024
Matrinchã Transmissora (b)	Financing BNDES	172,732	49.00
	Debentures (2nd)	263,226
	Debentures (3rd)
IMTE Transmissora	Financing	23,146	49.00
Paranaíba Transmissora	Financing	289,101	24.50
	Debentures	36,067
(a) Gross debt balance, discounted from restricted cash that is already guaranteed by the companies themselves.
(b) The guarantees to be provided in the 3rd issue will only be presented after the maturity of the Debentures of the 2nd issue and the Financing with BNDES.
Operation guarantee: pledge of shares owned by Copel GeT in all Companies.